Operations and Summary of Significant Accounting Principles - Additional Information (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Significant Accounting Policies [Line Items]
Ownership percentage by parent	25.80%
Operations and summary of significant accounting principles 1	$ 0	$ 0
Operations and summary of significant accounting principles 2	$ 171,075	$ 496,456	$ 603,502
Liquid Media Group [Member]
Significant Accounting Policies [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Ownership percentage by non-controlling Owners	74.20%
Business acquisition share price per share	$ 1.78